Subsequent Events (Details) (USD $)	0 Months Ended		12 Months Ended				12 Months Ended				3 Months Ended	12 Months Ended		3 Months Ended		12 Months Ended		12 Months Ended							0 Months Ended				1 Months Ended		4 Months Ended				1 Months Ended	4 Months Ended	1 Months Ended	4 Months Ended	1 Months Ended		0 Months Ended		1 Months Ended	2 Months Ended			0 Months Ended			1 Months Ended		2 Months Ended	0 Months Ended			1 Months Ended		0 Months Ended	12 Months Ended			0 Months Ended									0 Months Ended
	Aug. 09, 2013	Aug. 14, 2007	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014	Jan. 15, 2013	Dec. 31, 2013 Private Agent [Member]	Dec. 31, 2013 Employment Agreements [Member]	Dec. 31, 2012 Common Stock [Member]	Dec. 31, 2013 Common Stock [Member]	Mar. 31, 2014 Series A Warrants [Member]	Dec. 31, 2013 Series A Warrants [Member]	Dec. 31, 2013 Series B Warrants [Member]	Mar. 31, 2014 Securities Offering [Member]	Sep. 30, 2013 Securities Offering [Member]	Dec. 31, 2013 Securities Offering [Member]	Dec. 31, 2013 Fountainhead [Member]	Dec. 31, 2013 Fountainhead [Member] Common Stock [Member]	Dec. 31, 2013 Fountainhead [Member] Series A Warrants [Member]	Dec. 31, 2013 Fountainhead [Member] Series B Warrants [Member]	Dec. 31, 2013 Peter Zachariou [Member]	Dec. 31, 2013 Craig Kirsch [Member]	Dec. 31, 2013 Euro American [Member]	Dec. 31, 2013 David Cantor [Member]	Apr. 25, 2014 Subsequent Event [Member]	Mar. 11, 2014 Subsequent Event [Member]	Feb. 28, 2014 Subsequent Event [Member]	Jan. 02, 2014 Subsequent Event [Member]	Mar. 31, 2014 Subsequent Event [Member]	Jan. 31, 2014 Subsequent Event [Member]	Apr. 30, 2014 Subsequent Event [Member] Steven Girgenti [Member]	Apr. 30, 2014 Subsequent Event [Member] Oscar Bronsther [Member]	Apr. 30, 2014 Subsequent Event [Member] Lowell Rush [Member]	Apr. 30, 2014 Subsequent Event [Member] Alvaro Pasual Leone [Member]	Jan. 31, 2014 Subsequent Event [Member] Alex Partners Llc [Member]	Apr. 30, 2014 Subsequent Event [Member] Jason Barton And Jose Romano [Member]	Jan. 31, 2014 Subsequent Event [Member] Del Mar Consulting [Member]	Apr. 30, 2014 Subsequent Event [Member] Josef Zihl [Member]	Mar. 31, 2014 Subsequent Event [Member] J And M Group, Llc [Member]	Mar. 31, 2014 Subsequent Event [Member] Fountainhead Capital Management Limited [Member]	Mar. 11, 2014 Subsequent Event [Member] Common Stock [Member]	Feb. 28, 2014 Subsequent Event [Member] Common Stock [Member]	Jan. 31, 2014 Subsequent Event [Member] Common Stock [Member]	May 31, 2014 Subsequent Event [Member] Common Stock [Member] Steven Girgenti [Member]	May 31, 2014 Subsequent Event [Member] Common Stock [Member] Alvaro Pasual Leone [Member]	May 31, 2014 Subsequent Event [Member] Common Stock [Member] Josef Zihl [Member]	Apr. 25, 2014 Subsequent Event [Member] Series A Warrants [Member]	Mar. 11, 2014 Subsequent Event [Member] Series A Warrants [Member]	Feb. 28, 2014 Subsequent Event [Member] Series A Warrants [Member]	Mar. 31, 2014 Subsequent Event [Member] Series A Warrants [Member]	Jan. 31, 2014 Subsequent Event [Member] Series A Warrants [Member]	May 31, 2014 Subsequent Event [Member] Series A Warrants [Member]	Apr. 25, 2014 Subsequent Event [Member] Series B Warrants [Member]	Mar. 11, 2014 Subsequent Event [Member] Series B Warrants [Member]	Feb. 28, 2014 Subsequent Event [Member] Series B Warrants [Member]	Mar. 31, 2014 Subsequent Event [Member] Series B Warrants [Member]	Jan. 31, 2014 Subsequent Event [Member] Series B Warrants [Member]	Mar. 11, 2014 Subsequent Event [Member] Series C Convertible Preferred Stock [Member]	Dec. 31, 2013 Subsequent Event [Member] Securities Offering [Member]	Dec. 31, 2013 Subsequent Event [Member] Securities Offering [Member] Series A Warrants [Member]	Dec. 31, 2013 Subsequent Event [Member] Securities Offering [Member] Series B Warrants [Member]	Jan. 02, 2014 Subsequent Event [Member] Fountainhead [Member]	Jan. 02, 2014 Subsequent Event [Member] Consulting Agreement [Member]	Jan. 02, 2014 Subsequent Event [Member] Conversion Agreement [Member]	Jan. 02, 2014 Subsequent Event [Member] Peter Zachariou [Member]	Jan. 02, 2014 Subsequent Event [Member] Craig Kirsch [Member]	Jan. 02, 2014 Subsequent Event [Member] Osbaldo [Member]	Jan. 02, 2014 Subsequent Event [Member] Euro American [Member]	Jan. 02, 2014 Subsequent Event [Member] Euro American [Member] Minimum [Member]	Jan. 02, 2014 Subsequent Event [Member] Euro American [Member] Maximum [Member]	Mar. 11, 2014 Subsequent Event [Member] Original Agreement [Member]
Subsequent Events (Textual)
Offering allowed for maximum proceeds	$ 200,000		$ 3,000,000												$ 3,000,000
Additional public offering provision															2,000,000
Sale of separate Securities														4,070,140																																													1,276,900
Shares issued during period									50,372		1,130,621							792,523							516,594	30,000																15,000	991,232								495,621						495,621		709,398												7,500
Stock issued during period, value				170,000					5							4,070,140
Warrants to purchase																			386,262	386,262								7,000																					7,500	272,796					7,500	272,796				354,704	354,704
Common Stock, par value (In dollars per share)			$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001				$ 1.80																	$ 0.0001
Warrants exercisable period												3 years																3 years
Number of shares of common stock percentage												50.00%	50.00%
Warrant exercise price												2.05	3.08															3.08
Accrued Consulting Fees																																																																1,426,542
Sale of an additional Units																											27,000		982,040	1,784,200
Convertible preferred stock, Value																																																										757,700
Convertible Preferred Stock, Share																																																										15.15
Conversion of Stock, Shares Converted		107
Warrants for an aggregate shares of Common Stock																																									420,838							210,420						210,420
Convertible preferred stock investment			50,000
Percentage of cash placement fee							8.00%
Percentage of gross proceeds received							2.50%
Percentage of advisory fee							1.00%
Percentage of non-accountable administrative fee							1.00%
Percentage of shares sold in offering							15.00%
Percentage of placement agent to reduction							2.50%
Diligence expenses							10,000
Legal fees							30,000
Annual compensation								110,000
Monthly retainer payable																																																															10,000
Cash and the remainder accrued or payable																																																															5,000
Debt obligations			229,519														91,519				20,000	3,000	100,000	15,000																																						1,641,487			605,550	108,550	42.900
Debt instrument, maturity date, description
 Fountainhead agreed to extend the maturity of all of the Company's debt obligations to Fountainhead as of August 9, 2013 (aggregating $1,641,487) to January 2, 2017, subject to the earlier repayment of such debt upon the occurrence of certain specified conditions.
																																																																	Peter Zachariou ("Zachariou") agreed to extend the maturity of all of the Company's debt obligations to Zachariou at of August 9, 2013 (aggregating $605,550) to January 2, 2017, subject to the earlier repayment of such debt upon the occurrence of certain specified conditions.	Craig Kirsch ("Kirsch") agreed to extend the maturity of all of the Company's debt obligations to Kirsch at of August 9, 2013 (aggregating $108,550) to January 2, 2017, subject to the earlier repayment of such debt upon the occurrence of certain specified conditions.	Osbaldo Trading Limited ("Osbaldo") agreed to extend the maturity of all of the Company's debt obligations to Osbaldo at of August 9, 2013 (aggregating $42.900) to January 2, 2017, subject to the earlier repayment of such debt upon the occurrence of certain specified conditions.	Euro-American Investment Corp. ("Euro-American") agreed to extend the maturity of the Company's convertible debt obligation to Euro-American to January 2, 2015.
Conversion price																																																																					$ 1.80	$ 4.50
Shares issued for services, shares																															4,516	2,222	2,222	710	2,000	694	3,000	1,420	2,500	6,276				2,222	727	1,453	258,298						258,298
Shares issued for services, value																										66,000					10,000	5,000	5,000	1,563	3,600	1,563	5,400	3,125	4,700	15,000				5,000	1,563	3,125
Sale of additional units at final close offering																									929,860
Offering Agreements and removal of anti-dilution, Description																																																				The investors agreed to waive their anti-dilution rights (which arose in the event the Company sold securities at a price below $2.05 within one year of the date that the initial Registration Statement has been declared effective by the SEC) in consideration of the Company's agreement not to sell any securities at a price below $2.05 within such one-year period. The Waivers become effective as to all the Common Stock issued in the offering once the Company receives the agreement of the holders of eighty percent (80%) of the Common Stock issued in the offering and the holders of eighty percent (80%) of the Common Stock issued in each closing. As of May 14, 2014, the Company had received waivers from the holders of 93.9 percent of the shares issued in the offering, and over 80 percent for each closing, and so the Waivers have been declared effective on 100 percent of the Common Stock issued in the Offering.
Private placement offering																																																				$ 5,000,000